LEASES - Right-of-use assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Right-of-use assets
Depreciation for the year	$ 830
Ending balance	2,442
Cost
Right-of-use assets
Beginning balance	1,149
Additions in respect of new leases	2,123
Ending balance	3,272
Accumulated depreciation and amortization
Right-of-use assets
Depreciation for the year	830
Ending balance	830
Buildings
Right-of-use assets
Ending balance	1,902
Buildings | Cost
Right-of-use assets
Beginning balance	681
Additions in respect of new leases	1,788
Ending balance	2,469
Buildings | Accumulated depreciation and amortization
Right-of-use assets
Depreciation for the year	567
Ending balance	567
Motor vehicles
Right-of-use assets
Ending balance	540
Motor vehicles | Cost
Right-of-use assets
Beginning balance	468
Additions in respect of new leases	335
Ending balance	803
Motor vehicles | Accumulated depreciation and amortization
Right-of-use assets
Depreciation for the year	263
Ending balance	$ 263